Share-based payment liability - Movement in share-based payment liability (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-Based Payment Arrangements [Abstract]
Opening balance	R 0	R 0
Share-based payment expense recognized during the year	0	1,352	R 1,064
Payment made in settlement of the share-based payment liability	0	(1,353)
Foreign currency translation differences	0	1
Closing balance	R 0	R 0	R 0